Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Fee and commission income from:
Loans	¥ 123,472	¥ 118,225	¥ 120,998
Credit card business	304,238	290,034	289,509
Guarantees	67,846	63,112	62,934
Securities-related business	149,837	142,870	147,016
Deposits	14,045	12,650	16,169
Remittances and transfers	141,617	139,625	140,621
Safe deposits	4,349	4,546	5,224
Trust fees	4,680	4,629	3,854
Investment trusts	150,349	127,762	154,419
Agency	9,612	11,417	16,577
Others	177,087	186,907	174,043
Total fee and commission income	1,147,132	1,101,777	1,131,364
Fee and commission expense from:
Remittances and transfers	40,601	42,150	40,214
Others	163,221	136,201	138,653
Total fee and commission expense	203,822	178,351	178,867
Net fee and commission income	¥ 943,310	¥ 923,426	¥ 952,497